Litigation	12 Months Ended
Dec. 31, 2013
Litigation
38 Litigation

The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses, including those disclosed below. Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.

The Group accrues loss contingency litigation provisions and takes a charge to income in connection with certain proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group also accrues litigation provisions for the estimated fees and expenses of external lawyers and other service providers in relation to such proceedings, including in cases for which it has not accrued a loss contingency provision. The Group accrues these fee and expense litigation provisions and takes a charge to income in connection therewith when such fees and expenses are probable and reasonably estimable. The Group reviews its legal proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. The establishment of additional provisions or releases of litigation provisions may be necessary in the future as developments in such proceedings warrant.

The specific matters described below include (a) proceedings where the Group has accrued a loss contingency provision, given that it is probable that a loss may be incurred and such loss is reasonably estimable; and (b) proceedings where the Group has not accrued such a loss contingency provision for various reasons, including, but not limited to, the fact that any related losses are not reasonably estimable. The description of certain of the matters below includes a statement that the Group has established a loss contingency provision and discloses the amount of such provision; for the other matters no such statement is made. With respect to the matters for which no such statement is made, either (a) the Group has not established a loss contingency provision, in which case the matter is treated as a contingent liability under the applicable accounting standard, or (b) the Group has established such a provision but believes that disclosure of that fact would violate confidentiality obligations to which the Group is subject or otherwise compromise attorney-client privilege, work product protection or other protections against disclosure or compromise the Group’s management of the matter. The future outflow of funds in respect of any matter for which the Group has accrued loss contingency provisions cannot be determined with certainty based on currently available information, and accordingly may ultimately prove to be substantially greater (or may be less) than the provision that is reflected on the Group’s balance sheet.

It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of the Group’s legal proceedings. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the proceeding, the progress of the matter, the advice of counsel, the Group’s defenses and its experience in similar matters, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations, many of which are complex, must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding.

Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent the Group’s reasonably possible losses. For certain of the proceedings discussed below the Group has disclosed the amount of damages claimed and certain other quantifiable information that is publicly available.

The following table presents a roll forward of the Group’s aggregate litigation provisions.

Litigation provisions

2013
CHF million
Balance at beginning of period	1,157
Increase in litigation accruals	2,109
Decrease in litigation accruals	(141)
Decrease for settlements and other cash payments	(762)
Foreign exchange translation	(31)
Balance at end of period	2,332

The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of their complexity, the novelty of some of the claims, the early stage of the proceedings, the limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions for the proceedings discussed below for which the Group believes an estimate is possible is zero to CHF 2.4 billion.

After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its legal proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the inherent uncertainties of such proceedings, including those brought by regulators or other governmental authorities, the ultimate cost to the Group of resolving such proceedings may exceed current litigation provisions and any excess may be material to its operating results for any particular period, depending, in part, upon the operating results for such period.

Research-related litigation

Putative class action lawsuits were filed against Credit Suisse Securities (USA) LLC (CSS LLC) in the wake of publicity surrounding the 2002 industry-wide governmental and regulatory investigations into research analyst practices, with In re Credit Suisse – AOL Securities Litigation, filed in the US District Court for the District of Massachusetts, being the remaining outstanding matter. The case was brought on behalf of a class of purchasers of common shares of the former AOL Time Warner Inc. (AOL) who have alleged that CSS LLC’s equity research coverage of AOL between January 2001 and July 2002 was false and misleading. The second amended complaint in this action asserted federal securities fraud and control person liability claims against CSS LLC and certain affiliates and former employees of CSS LLC. Plaintiffs estimated damages of approximately USD 3.9 billion. On January 13, 2012, the district court granted summary judgment in favor of the defendants upon its determination to preclude a plaintiff expert witness. The plaintiffs have appealed the summary judgment decision and oral argument on the appeal was held on March 6, 2013.

Enron-related litigation

Two Enron-related actions remain pending against CSS LLC and certain of its affiliates, both in the US District Court for the Southern District of Texas. In these actions, plaintiffs assert they relied on Enron’s financial statements, and seek to hold the defendants responsible for any inaccuracies in Enron’s financial statements. In Connecticut Resources Recovery Authority v. Lay, et al., the plaintiff seeks to recover from multiple defendants, pursuant to the Connecticut Unfair Trade Practices Act and Connecticut state common law, approximately USD 130 million to USD 180 million in losses it allegedly suffered in a business transaction it entered into with Enron. A motion to dismiss is pending. In Silvercreek Management Inc. v. Citigroup, Inc., et al., the plaintiff seeks to assert federal and state law claims relating to its alleged USD 280 million in losses relating to its Enron investments. A motion to dismiss is pending.

NCFE-related litigation

Lawsuits were filed against CSS LLC and certain of its affiliates with respect to services that they provided to National Century Financial Enterprises, Inc. and its affiliates (NCFE). In these lawsuits, which were consolidated as a multi-district litigation in the US District Court for the Southern District of Ohio (SDO) for pre-trial purposes, investors holding approximately USD 1.9 billion face amount of NCFE’s bonds and approximately USD 12 million in preferred stock sued numerous defendants, including the founders and directors of NCFE, the trustees for the bonds, NCFE’s auditors and law firm, the rating agencies that rated NCFE’s bonds and NCFE’s placement agents, including CSS LLC. The lawsuits asserted claims for breach of contract, negligence, fraud and violation of federal and state securities laws and generally alleged that CSS LLC and/or its affiliates knew or should have known that the health care receivables purportedly backing the bonds were either ineligible for the programs or non-existent. In April 2009, CSS LLC settled with the New York City Pension Fund bond investor plaintiffs for an amount covered by existing provisions. On October 26, 2012, the SDO issued a decision which granted CSS LLC’s summary judgment motion to dismiss all the claims brought by the investor in NCFE preferred stock; on October 23, 2013, the US Court of Appeals for the Sixth Circuit affirmed that decision. On March 13, 2013, CSS LLC and its affiliate entered into agreements to settle the bond investor lawsuits and resolve all remaining bond investor claims for an amount partially covered by existing provisions.

Mortgage-related matters

CSS LLC and certain of its affiliates have received requests for information from certain regulators and/or government entities regarding the origination, purchase, securitization and servicing of subprime and non-subprime residential mortgages and related issues. CSS LLC and its affiliates are cooperating with such requests.

Following an investigation, on November 20, 2012, the New York Attorney General, on behalf of the State of New York, filed a civil action in the Supreme Court for the State of New York, New York County (SCNY) against CSS LLC and affiliated entities in their roles as issuer, sponsor, depositor and/or underwriter of RMBS transactions prior to 2008. The action, which references 64 RMBS issued, sponsored, deposited and underwritten by CSS LLC and its affiliates in 2006 and 2007, alleges that CSS LLC and its affiliates misled investors regarding the due diligence and quality control performed on the mortgage loans underlying the RMBS at issue, and seeks an unspecified amount of damages. On December 18, 2013, the New Jersey Attorney General, on behalf of the State of New Jersey, filed a civil action in the Superior Court of New Jersey, Chancery Division, Mercer County, against CSS LLC and affiliated entities in their roles as issuer, sponsor, depositor and/or underwriter of RMBS transactions prior to 2008. The action, which references 13 RMBS issued, sponsored, deposited and underwritten by CSS LLC and its affiliates in 2006 and 2007, alleges that CSS LLC and its affiliates misled investors and engaged in fraud or deceit in connection with the offer and sale of RMBS, and seeks an unspecified amount of damages. Both actions are at early procedural points.

CSS LLC and/or certain of its affiliates have also been named as defendants in various civil litigation matters related to their roles as issuer, sponsor, depositor, underwriter and/or servicer of RMBS transactions. These cases include class action lawsuits and putative class action lawsuits, actions by individual investors in RMBS, actions by monoline insurance companies that guaranteed payments of principal and interest for certain RMBS, and repurchase actions by RMBS trusts. Although the allegations vary by lawsuit, plaintiffs in the class and putative class actions and individual investor actions generally allege that the offering documents of securities issued by various RMBS securitization trusts contained material misrepresentations and omissions, including statements regarding the underwriting standards pursuant to which the underlying mortgage loans were issued; monoline insurers allege that loans that collateralize RMBS they insured breached representations and warranties made with respect to the loans at the time of securitization; and repurchase action plaintiffs allege breached representations and warranties in respect of mortgage loans and failure to repurchase such mortgage loans as required under the applicable agreements. The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Rather, unless otherwise stated, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance. Further, amounts attributable to an “operative pleading” for the individual investor actions are not altered for settlements, dismissals or other occurrences, if any, that may have caused the amounts to change subsequent to the operative pleading. In addition to the mortgage-related actions discussed below, a number of other entities have threatened to assert claims against CSS LLC and/or its affiliates in connection with various RMBS issuances, and CSS LLC and/or its affiliates have entered into agreements with some of those entities to toll the relevant statutes of limitations.

Class action litigations

In class actions and putative class actions against CSS LLC as an underwriter of other issuers’ RMBS offerings, CSS LLC generally has or had contractual rights to indemnification from the issuers. However, some of these issuers are now defunct, including affiliates of IndyMac Bancorp (IndyMac) and Thornburg Mortgage (Thornburg). With respect to IndyMac, CSS LLC is named as a defendant in a class action, In re IndyMac Mortgage-Backed Securities Litigation, pending in the US District Court for the Southern District of New York (SDNY), brought on behalf of purchasers of securities in various IndyMac RMBS offerings. On May 17, 2013, the parties in the suit agreed to a stipulation adding 36 additional offerings to the action, which is subject to court approval. Certain investors sought to intervene in the action to assert claims with respect to additional RMBS offerings. The SDNY denied in part the investors' motions to intervene, and the proposed intervenors appealed that ruling. On June 27, 2013, the US Court of Appeals for the Second Circuit affirmed the SDNY's ruling. Plaintiffs' motion for reconsideration of the court’s June 21, 2010 decision on defendants' motion to dismiss was granted on July 23, 2013. With the additional 36 offerings, the claims against CSS LLC and numerous other underwriters and individual defendants relate to approximately USD 26 billion of IndyMac RMBS offerings. CSS LLC served as an underwriter with respect to approximately 34.2% of the IndyMac RMBS at issue or approximately USD 8.9 billion. In a second IndyMac-related class action, Tsereteli v. Residential Asset Securitization Trust 2006-A8, in which CSS LLC was the sole underwriter defendant, the parties reached a settlement in the amount of USD 11 million, which was approved by the SDNY and the entire action was thereby resolved. A further class action lawsuit pending in the SDNY against CSS LLC and certain affiliates and employees, New Jersey Carpenters Health Fund v. Home Equity Mortgage Trust 2006-5, relates to two RMBS offerings, totaling approximately USD 1.6 billion, sponsored and underwritten by the Credit Suisse defendants. On March 17, 2014, the SDNY granted plaintiff’s motion for class certification for the second of the two RMBS offerings, having previously certified the class for purchasers of the first offering. With respect to a putative class action in the US District Court for the District of New Mexico, Genesee County Employees' Retirement System v. Thornburg, in which CSS LLC was a named defendant, the parties reached a settlement in the amount of USD 11.5 million, which was approved by the court and the entire action was thereby resolved.

Individual investor actions

CSS LLC and, in some instances, its affiliates, as an RMBS issuer, underwriter and/or other participant, and in some instances its employees, along with other defendants, are defendants in: two actions brought by Cambridge Place Investment Management Inc. in Massachusetts state court, in which claims against CSS LLC, following the court’s motion to dismiss ruling dismissing certain claims, relate to less than USD 525 million of the RMBS at issue, in an amount to be determined; one action brought by The Charles Schwab Corporation in California state court, in which claims against CSS LLC and its affiliates relate to USD 125 million of the RMBS at issue (approximately 9% of the USD 1.4 billion at issue against all defendants in the operative pleading); one action brought by the Federal Deposit Insurance Corporation (FDIC), as receiver for Citizens National Bank and Strategic Capital Bank in the SDNY, in which claims against CSS LLC and its affiliates relate to approximately USD 28 million of the RMBS at issue (approximately 20% of the USD 141 million at issue against all defendants in the operative pleading); three actions brought by the FDIC, as receiver for Colonial Bank: one action in the SDNY, in which claims against CSS LLC relate to approximately USD 92 million of the RMBS at issue (approximately 23% of the USD 394 million at issue against all defendants in the operative pleading), one action in the Circuit Court of Montgomery County, Alabama, in which claims against CSS LLC and its affiliates relate to approximately USD 153 million of the RMBS at issue (approximately 49% of the USD 311 million at issue against all defendants in the operative pleading), and one action in the US District Court for the Central District of California, in which claims against CSS LLC relate to approximately USD 34 million of the RMBS at issue (approximately 12% of the USD 283 million at issue against all defendants in the operative pleading); one action brought by Commerzbank AG London Branch in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 148 million of the RMBS at issue (approximately 6% of the USD 2.3 billion at issue against all defendants in the operative pleading); six individual actions brought by the Federal Home Loan Banks of Seattle, San Francisco, Chicago, Indianapolis and Boston in various state and federal courts, in which claims against CSS LLC and its affiliates relate to approximately USD 249 million in the Seattle action, approximately USD 2.2 billion in the San Francisco actions (approximately 11% of the USD 19 billion at issue against all defendants in the operative pleadings), approximately USD 38 million in the Chicago action (approximately 1% of the USD 3.3 billion at issue against all defendants in the operative pleading), approximately USD 224 million in the Indianapolis action (approximately 9% of the USD 2.6 billion at issue against all defendants in the operative pleading), and USD 373 million in the Boston action (approximately 7% of the USD 5.7 billion at issue against all defendants in the operative pleading); one action brought by the Federal Housing Finance Agency (FHFA), as conservator for Fannie Mae and Freddie Mac, in the SDNY, in which claims against CSS LLC relate to approximately USD 230 million of the RMBS at issue (approximately 26% of the USD 880 million at issue against all defendants in the operative pleading); one action brought by John Hancock Life Insurance Co. (U.S.A.) and affiliated entities in the US District Court for the District of Minnesota, in which claims against CSS LLC relate to an unstated amount of the RMBS at issue; two actions brought by Massachusetts Mutual Life Insurance Company in the US District Court for the District of Massachusetts, in which claims against CSS LLC and its employee relate to approximately USD 107 million of the RMBS at issue (approximately 97% of the USD 110 million at issue against all defendants in the operative pleadings); one action brought by Watertown Savings Bank in the SCNY, in which claims against CSS LLC and its affiliates relate to an unstated amount of the RMBS at issue; and one action brought by the Western & Southern Life Insurance Company and affiliated entities in Ohio state court, in which claims against CSS LLC and its affiliates relate to approximately USD 260 million of the RMBS at issue (approximately 94% of the USD 276 million at issue against all defendants in the operative pleading).

CSS LLC and certain of its affiliates and/or employees are the only defendants named in: one action brought by Allstate Insurance Company in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 187 million of RMBS; one action brought by Deutsche Zentral-Genossenschaftsbank AG, New York Branch in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 138 million of RMBS; one action brought by IKB Deutsche Industriebank AG and affiliated entities in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 97 million of RMBS; one action brought by Minnesota Life Insurance Company and affiliated entities in Minnesota state court, in which claims against CSS LLC and its affiliates relate to approximately USD 43 million of RMBS; two actions brought by the National Credit Union Administration Board: one as liquidating agent of the US Central Federal Credit Union, Western Corporate Federal Credit Union and Southwest Corporate Federal Credit Union in the US District Court for the District of Kansas, in which claims against CSS LLC and its affiliate relate to approximately USD 311 million of RMBS, and one as liquidating agent of the Southwest Corporate Federal Credit Union and Members United Corporate Federal Credit Union in the SDNY, in which claims against CSS LLC and its affiliates relate to approximately USD 229 million of RMBS; one action brought by Phoenix Light SF Ltd. and affiliated entities in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 362 million of RMBS; one action brought by The Prudential Insurance Company of America and affiliated entities in the US District Court for the District of New Jersey, in which claims against CSS LLC and its affiliates relate to approximately USD 461 million of RMBS; one action brought by Royal Park Investments SA/NV in the SCNY, in which claims against CSS LLC and its affiliate relate to approximately USD 360 million of RMBS; one dismissed action initially brought by The Union Central Life Insurance Company and affiliated entities in the SDNY, in which there is a pending letter motion to propose a second amended complaint in which claims against CSS LLC and its affiliates and employees relate to approximately USD 65 million of RMBS. These actions are at early or intermediate procedural points.

As disclosed in Credit Suisse’s quarterly Financial Reports for 2013, individual investor actions discontinued during the course of 2013 included the following: one of two actions brought by the Federal Home Loan Bank of Chicago against CSS LLC and other financial institutions; one of four actions against CSS LLC brought by the FDIC, as receiver for Colonial Bank; Federal Housing Finance Agency v. JPMorgan Chase & Co., one of the FHFA’s actions against CSS LLC and its affiliates and employees and other financial institutions; the action brought by Phoenix Light SF Ltd., with leave to replead, which resulted in the filing of a new action; following a settlement, the action brought by Sealink Funding Limited against CSS LLC and its affiliates; following a settlement, the action brought by Stichting Pensioenfonds ABP against CSS LLC and its affiliates and employees; and, following a settlement, the action brought by West Virginia Investment Management Board against CSS LLC. In addition, on February 14, 2014, as a result of a settlement, the SDNY entered a stipulation of voluntary dismissal with prejudice, discontinuing FHFA v. Morgan Stanley, one of the FHFA’s actions against CSS LLC and its affiliates and employees, and other financial institutions, relating to approximately USD 1.4 billion of RMBS at issue against CSS LLC. Further, on March 21, 2014, CSS LLC and certain affiliates and employees entered into an agreement with the FHFA to settle all claims in two of three remaining actions filed by the FHFA in the SDNY for USD 885 million, which amount was partially covered by existing provisions. The actions settled on March 21, 2014 related to approximately USD 16.6 billion of RMBS at issue against the Credit Suisse defendants. Additionally, on March 25, 2014, a stipulation of voluntary discontinuance with prejudice was filed with the SCNY, discontinuing the two consolidated actions brought by Landesbank Baden-Württemberg and affiliated entities against CSS LLC and other financial institutions, relating to approximately USD 200 million of RMBS at issue against CSS LLC.

Monoline insurer disputes

CSS LLC and certain of its affiliates are defendants in three pending actions, each commenced by a monoline insurer. The insurers include MBIA Insurance Corp. (MBIA), Assured Guaranty Corp. (Assured), and Financial Guaranty Insurance Company (FGIC), each of which guaranteed payments of principal and interest related to approximately USD 770 million, USD 570 million, and USD 240 million of RMBS, respectively, issued in eight different offerings sponsored by Credit Suisse. One theory of liability advanced by the monoline insurers is that an affiliate of CSS LLC must repurchase affected mortgage loans from the trusts at issue. In each action, plaintiffs claim that the vast majority of the underlying mortgage loans breach certain representations and warranties, and that CSS LLC and its affiliates have failed to repurchase the allegedly defective loans. In addition, the monoline insurers allege claims for fraud, fraudulent inducement, material misrepresentations, and breaches of warranties, repurchase obligations, access rights and servicing obligations, and reimbursement. MBIA, Assured and FGIC have submitted repurchase demands for loans with an original principal balance of approximately USD 475 million, USD 2.2 billion and USD 37 million, respectively. These actions are pending in the SCNY and are at early or intermediate procedural points. Further, on November 15, 2013, CIFG Assurance North America, Inc. (CIFG) filed an action against CSS LLC in the SCNY, relating to financial guaranty insurance issued by CIFG on a credit default swap guaranteeing payment on approximately USD 396 million of notes of a collateralized debt obligation. CIFG alleges material misrepresentation in the inducement of an insurance contract and fraud relating to alleged affirmative misrepresentations and material omissions made to induce CIFG to guarantee the securities.

Repurchase litigations

DLJ Mortgage Capital, Inc. (DLJ) is a defendant in: one action brought by Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7, in which plaintiff alleges damages of not less than USD 319 million; one action brought by Home Equity Asset Trust, Series 2006-8, in which plaintiff alleges damages of not less than USD 436 million; one action brought by Home Equity Asset Trust 2007-1, in which plaintiff alleges damages of not less than USD 400 million; one action brought by Home Equity Asset Trust Series 2007-3, in which plaintiff alleges damages of not less than USD 206 million; one action brought by Asset Backed Securities Corporation Home Equity Loan Trust Series AMQ 2007-HE2, in which no damages amount is alleged; one action brought by Home Equity Asset Trust 2007-2, in which plaintiff alleges damages of not less than USD 495 million; and one action brought by CSMC Asset-Backed Trust 2007-NC1, in which no damages amount is alleged. DLJ and its affiliate, Select Portfolio Servicing, Inc. (SPS), are defendants in: one action brought by Home Equity Mortgage Trust Series 2006-1, Home Equity Mortgage Trust Series 2006-3 and Home Equity Mortgage Trust Series 2006-4, in which plaintiffs allege damages of not less than USD 730 million, and allege that SPS obstructed the investigation into the full extent of the defects in the mortgage pools by refusing to afford the trustee reasonable access to certain origination files; and one action brought by Home Equity Mortgage Trust Series 2006-5, in which plaintiff alleges damages of not less than USD 500 million, and alleges that SPS likely discovered DLJ’s alleged breaches of representations and warranties but did not notify the trustee of such breaches, in alleged violation of its contractual obligations. These actions are brought in the SCNY and are at early procedural points.

As disclosed in Credit Suisse’s fourth quarter Financial Report of 2013, the following repurchase actions were dismissed with prejudice in 2013: the three consolidated actions brought by Home Equity Asset Trust 2006-5, Home Equity Asset Trust 2006-6 and Home Equity Asset Trust 2006-7 against DLJ.

Refco-related litigation

In March 2008, CSS LLC was named, along with other financial services firms, accountants, lawyers, officers, directors and controlling persons, as a defendant in an action filed in New York State court (later removed to the Southern District of New York) by the Joint Official Liquidators of various SPhinX Funds and the trustee of the SphinX Trust, which holds claims that belonged to PlusFunds Group, Inc. (PlusFunds), the investment manager for the SPhinX Funds. The operative amended complaint asserted claims against CSS LLC for aiding and abetting breaches of fiduciary duty and aiding and abetting fraud by Refco’s insiders in connection with Refco’s August 2004 notes offering and August 2005 IPO. Plaintiffs sought to recover from defendants more than USD 800 million, consisting of USD 263 million that the SphinX Managed Futures Fund, a SPhinX fund, had on deposit and lost at Refco, several hundred million dollars in alleged additional “lost enterprise” damages of PlusFunds, and pre-judgment interest. In November 2008, CSS LLC filed a motion to dismiss the amended complaint. In February 2012, the court granted in part and denied in part the motion to dismiss, which left intact part of plaintiffs’ claim for aiding and abetting fraud. In August 2012, CSS LLC filed a motion for summary judgment with respect to the remaining part of plaintiffs’ aiding and abetting fraud claim. In December 2012, the court granted the motion, thus dismissing CSS LLC from the case. The court has not yet issued a final judgment as to CSS LLC, and the dismissal of the claims against CSS LLC will be subject to appeal.

Bank loan litigation

On January 3, 2010, the Bank and other affiliates were named as defendants in a lawsuit filed in the US District Court for the District of Idaho by homeowners in four real estate developments, Tamarack Resort, Yellowstone Club, Lake Las Vegas and Ginn Sur Mer. The Bank arranged, and was the agent bank for, syndicated loans provided for all four developments, which have been or are now in bankruptcy or foreclosure. Plaintiffs generally allege that the Bank and other affiliates committed fraud by using an unaccepted appraisal method to overvalue the properties with the intention to have the borrowers take out loans they could not repay because it would allow the Bank and other affiliates to later push the borrowers into bankruptcy and take ownership of the properties. Plaintiffs demanded USD 24 billion in damages. Cushman & Wakefield, the appraiser for the properties at issue, is also named as a defendant. After the filing of amended complaints and motions to dismiss, the claims were significantly reduced. On September 24, 2013, the court denied the plaintiffs’ motion for class certification so the case cannot proceed as a class action. The Bank and other affiliates are also the subject of certain other related litigation regarding these four and other similar real estate developments.

Auction Rate Securities

On May 27, 2009, Elbit Systems Ltd (Elbit) filed a complaint against the Group in the US District Court for the Northern District of Illinois, seeking approximately USD 16 million related to the purchase of auction rate securities, alleging federal securities law claims and state law aiding and abetting fraud and unjust enrichment causes of action. The case was transferred to the SDNY. On May 22, 2013, the Group and Elbit settled the lawsuit.

Tax and securities law matters

Credit Suisse has been responding to subpoenas and other requests for information from the United States Department of Justice (DOJ), the US Securities and Exchange Commission (SEC) and other authorities involving historical Private Banking services provided on a cross-border basis to US persons. US authorities are investigating possible violations of US tax and securities laws. In particular, the DOJ is investigating whether US clients violated their US tax obligations and whether Credit Suisse and certain of its employees assisted such clients. The SEC has investigated whether certain of our relationship managers triggered obligations for Credit Suisse or the relationship managers in Switzerland to register with the SEC as a broker-dealer or investment advisor. A limited number of current or former employees have been indicted and two former employees have pleaded guilty (in one case, as to conduct while employed at other financial institutions that did not involve Credit Suisse and in the other case as to conduct while employed at a former Credit Suisse subsidiary prior to 2006 and other financial institutions after 2006). Credit Suisse received a grand jury target letter from the DOJ. We understand that certain US authorities are also investigating other Swiss and non-US financial institutions. We have been conducting an internal investigation and are continuing to cooperate with the authorities both in the US and Switzerland to resolve this matter in a responsible manner that complies with our legal obligations. Our provision of Swiss-based information to these US authorities has been in accordance with permission granted by Swiss authorities. The Group has established a loss contingency provision of CHF 895 million with respect to the tax and securities law matters described in this subsection. The Group had previously disclosed a provision of CHF 470 million with respect to these matters, including CHF 175 million in connection with the settlement with the SEC described in the following paragraph.

On February 21, 2014, Credit Suisse AG reached a settlement with the SEC that resolves the SEC’s investigation regarding registration as an investment advisor and broker-dealer. In a settled administrative and cease-and-desist proceeding, the SEC charged Credit Suisse AG with violating Section 15(a) of the US Securities Exchange Act of 1934 (Exchange Act) and Section 203(a) of the US Investment Advisers Act of 1940 (Advisers Act). Specifically, the SEC’s Order finds that from at least 2002 through its exit from the US cross-border securities business which Credit Suisse AG began in 2008, Credit Suisse AG, through actions of certain of its relationship managers, violated the federal securities laws by providing certain cross-border brokerage and investment advisory services to US clients at a time when Credit Suisse AG was not registered with the SEC as a broker-dealer or investment advisor. As part of the settlement of the investigation, Credit Suisse AG agreed, among other things, to cease-and-desist from committing or causing any future violations of Section 15(a) of the Exchange Act or Section 203(a) of the Advisers Act and to pay approximately USD 196 million, inclusive of disgorgement of approximately USD 82 million, prejudgment interest of approximately USD 64 million, and a civil money penalty in the amount of USD 50 million. Credit Suisse AG also agreed to the appointment of an independent consultant who will review its cross-border compliance policies with respect to the US securities laws and will verify that Credit Suisse AG has exited the US cross-border business.

Rates-related matters

Regulatory authorities in a number of jurisdictions, including the US, UK, EU and Switzerland, have for an extended period of time been conducting investigations into the setting of LIBOR and other reference rates with respect to a number of currencies, as well as the pricing of certain related derivatives. These ongoing investigations have included information requests from regulators regarding LIBOR-setting practices and reviews of the activities of various financial institutions, including the Group. The Group, which is a member of three LIBOR rate-setting panels (US Dollar LIBOR, Swiss Franc LIBOR and Euro LIBOR), is cooperating fully with these investigations. In particular, it has been reported that regulators are investigating whether financial institutions engaged in an effort to manipulate LIBOR, either individually or in concert with other institutions, in order to improve market perception of these institutions’ financial health and/or to increase the value of their proprietary trading positions. In response to regulatory inquiries, Credit Suisse commissioned a review of these issues. To date, Credit Suisse has seen no evidence to suggest that it is likely to have any material exposure in connection with these issues.

In addition, members of the US Dollar LIBOR panel, including Credit Suisse, have been named in various civil lawsuits filed in the US. All but one of these matters have been consolidated for pre-trial purposes into a multi-district litigation in the SDNY. On March 29, 2013, the court dismissed a substantial portion of the case against the panel banks, dismissing the RICO and Sherman Act antitrust claims as well as all state law claims, leaving only certain claims under the Commodity Exchange Act based on LIBOR-related instruments entered into after May 30, 2008.

Subsequently, on August 23, 2013, the court rejected plaintiffs’ requests to replead the dismissed causes of action, except for certain of plaintiffs’ state law claims, which are being replead by the plaintiffs. The court held a hearing on defendants’ motion to dismiss the remaining claims on February 4, 2014. The matter not consolidated in the multi-district litigation is also in the SDNY, which is considering defendants’ motion to dismiss that lawsuit.

The reference rates investigations have also included information requests from regulators regarding trading activities and the setting of benchmark rates in the foreign exchange markets. On March 31, 2014, the Swiss Competition Commission announced a formal investigation of numerous Swiss and international financial institutions, including the Group, in relation to the setting of exchange rates in foreign exchange trading. The Group is cooperating fully with these investigations. The investigations are ongoing and it is too soon to predict the final outcome of the investigations. In addition, Credit Suisse and other financial institutions have been named in a number of related civil class action lawsuits filed in US federal court.

Singapore MAS matter

On June 14, 2013, the Monetary Authority of Singapore (MAS) announced it was taking supervisory action against 20 banks for various deficiencies relating to the benchmark processes regarding the Singapore dollar interest rate benchmarks, Singapore Interbank Offered Rates and Swap Offered Rates, and the foreign exchange spot benchmarks commonly used to settle Non-Deliverable Forward foreign exchange contracts. Credit Suisse AG Singapore Branch (CSSB) was one of the named banks. The MAS censured the banks and directed them to adopt measures to address these deficiencies. The MAS has also required 19 of the 20 banks, including CSSB, to set aside additional statutory reserves for a period of one year. CSSB, along with six other panel banks, has been calibrated in the third of five tiers by the MAS and required to set aside additional statutory reserves of SGD 400-600 million, which were deposited with the MAS in a non-interest bearing account. These additional reserves will be returned to each bank within one year, assuming it has satisfied the MAS that it has adopted sufficient measures to address the identified deficiencies.

CDS-related matters

In July 2013, the Directorate General for Competition of the European Commission (DG Comp) issued a Statement of Objections (SO) to various entities of thirteen CDS dealer banks, certain Markit entities and the International Swaps and Derivatives Association, Inc. (ISDA) in relation to DG Comp’s investigation into possible violations of competition law by certain CDS market participants. Certain Credit Suisse entities were among the named bank entities. The SO marks the commencement of enforcement proceedings in respect of what DG Comp alleges were unlawful attempts to prevent the development of exchange traded platforms for CDS between 2006 and 2009. The next step in the process is for the named entities to provide written responses.

In addition, certain Credit Suisse entities, as well as other banks, have been named in civil litigation in the US. Further, Credit Suisse (USA), Inc. has received civil investigative demands from the DOJ.

Bank
Litigation	36 Litigation > Refer to “Note 38 – Litigation” in V – Consolidated financial statements – Credit Suisse Group for further information.